Debt - Summary of Future Maturities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt Disclosure [Abstract]
2014	$ 2,972
2015	10,602
2016	2,800
2017	2,500
2018	2,500
Thereafter	251,884
Total	$ 273,258